Capital Requirements (Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capital Requirements
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital	$ 134,642
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust	134,642	$ 134,642
Parent Company [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,874,641	$ 1,833,174
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.05%	18.58%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 2,105,360	$ 2,018,488
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,992,403	1,953,711
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,992,403	$ 1,953,711
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	21.40	20.46
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	20.25	19.80
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	14.92	16.65
Parent Company [Member] | Minimum [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 688,678	$ 690,746
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,033,017	$ 1,036,118
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	836,252	838,762
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 534,228	$ 469,267
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
International Bank of Commerce Laredo [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,295,437	$ 1,268,078
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.19%	18.23%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,380,685	$ 1,315,453
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,295,437	1,268,078
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,295,437	$ 1,268,078
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.39	18.91
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.19	18.23
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	13.11	15.21
International Bank of Commerce Laredo [Member] | Minimum [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 498,492	$ 486,950
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 462,885	$ 452,168
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 747,737	$ 730,425
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	712,131	695,643
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	605,311	591,296
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	569,705	556,514
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	395,289	333,576
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 494,112	$ 416,970
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00
International Bank Of Commerce Oklahoma
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 207,339	$ 201,202
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.45%	16.91%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 218,657	$ 206,807
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	207,339	201,202
Tier 1 Capital (to Average Assets), Actual Amount	$ 207,339	$ 201,202
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.41	17.38
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.45	16.91
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	12.98	14.79
International Bank Of Commerce Oklahoma | Minimum [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 83,150	$ 83,303
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 77,211	$ 77,353
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 124,725	$ 124,955
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	118,786	119,004
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	100,968	101,154
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	95,029	95,203
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	63,879	54,406
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 79,848	$ 68,007
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00
International Bank of Commerce Brownsville [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 189,575	$ 185,112
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	22.18%	22.70%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 200,269	$ 192,417
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	189,575	185,112
Tier 1 Capital (to Average Assets), Actual Amount	$ 189,575	$ 185,112
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	23.43	23.60
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	22.18	22.70
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	14.55	17.41
International Bank of Commerce Brownsville [Member] | Minimum [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 59,843	$ 57,084
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 55,569	$ 53,006
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 89,765	$ 85,626
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	85,490	81,548
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	72,667	69,316
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	68,392	65,239
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	52,101	42,529
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 65,127	$ 53,161
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00
International Bank of Commerce Zapata [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 71,369	$ 72,402
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.51%	36.46%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 73,510	$ 74,737
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	71,369	72,402
Tier 1 Capital (to Average Assets), Actual Amount	$ 71,369	$ 72,402
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	35.55	37.63
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.51	36.46
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	16.52	19.08
International Bank of Commerce Zapata [Member] | Minimum [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 14,476	$ 13,902
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 13,442	$ 12,909
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 21,714	$ 20,853
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	20,680	19,860
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	17,578	16,881
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	16,544	15,888
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	17,277	15,179
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,596	$ 18,974
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00
Commerce Bank [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 93,426	$ 91,239
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	35.64%	34.83%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 96,240
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	93,426	$ 93,396
Tier 1 Capital (to Average Assets), Actual Amount	$ 93,426	$ 91,239
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.72	35.65
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	35.64	34.83
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	16.69	18.18
Commerce Bank [Member] | Minimum [Member]
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 18,347	$ 18,336
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,037	$ 17,026
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 27,521	$ 27,504
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	26,210	26,195
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	22,279	22,265
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	20,968	20,956
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	22,394	20,073
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 27,993	$ 25,091
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00